Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 17, 2017	Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	GENERAL CANNABIS CORP
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		19,334,921
Entity Public Float			$ 9,161,047
Amendment Flag	false
Entity Central Index Key	0001477009
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY